Receivables and other assets - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Non-current trade receivables	$ 0	$ 0
Non-current other financial receivables	526	355
Non-current other receivables	601	380
Non-current prepayment of tolling charges to jointly controlled entities	71	94
Non-current pension surpluses (note 29)	505	405
Non-current other prepayments	138	163
Total non-current	1,841	1,397
Current trade receivables	2,658	2,344
Current other financial receivables	729	643
Current other receivables	718	429
Current prepayment of tolling charges to jointly controlled entities	0	0
Current pension surpluses (note 29)	0	0
Current other prepayments	891	825
Total current	4,996	4,241
Trade receivables	2,658	2,344
Other financial receivables	1,255	998
Other receivables	1,319	809
Prepayment of tolling charges to jointly controlled entities	71	94
Pension surpluses (note 29)	505	405
Other prepayments	1,029	988
Total	6,837	5,638
Amount held in trust fund	376	333
accumulated impairment | Trade and other financial receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (73)	$ (72)